VANECK EMERGING MARKETS LEADERS FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 95.7%
Argentina: 3.1%
MercadoLibre, Inc. (USD) *	150	$178,422
Brazil: 6.1%
Rede D'Or Sao Luiz SA 144A	15,000	157,213
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	70,000	188,047
		345,260
China: 39.7%
A-Living Smart City Services Co. Ltd. (HKD) 144A # †	62,000	85,838
Ganfeng Lithium Co. Ltd. #	9,800	192,402
GDS Holdings Ltd. (HKD) # *	22,000	106,504
GoerTek, Inc. #	23,000	123,822
Meituan (HKD) 144A # *	2,000	37,888
NetEase, Inc. (HKD) #	6,000	108,257
Pharmaron Beijing Co. Ltd. (HKD) 144A #	13,000	156,343
Ping An Bank Co. Ltd. #	50,000	120,636
Prosus NV (EUR) #	2,500	134,820
Shanghai Baosight Software Co. Ltd. #	10,000	76,493
Shenzhen Inovance Technology Co. Ltd. #	12,000	107,145
Shenzhou International Group Holdings Ltd. (HKD) #	9,000	118,818
Sungrow Power Supply Co. Ltd. #	9,000	150,950
Tencent Holdings Ltd. (HKD) #	2,400	110,626
Venustech Group, Inc. #	23,000	75,360
Wuxi Biologics Cayman, Inc. (HKD) 144A # *	26,000	206,455
Wuxi Shangji Automation Co. Ltd. #	6,000	128,574
Zai Lab Ltd. (HKD) * †	20,000	91,788
Zhejiang Huayou Cobalt Co. Ltd. #	8,000	122,200
		2,254,919
Egypt: 1.3%
Commercial International Bank Egypt SAE # *	30,000	75,592
Greece: 1.2%
Eurobank Ergasias Services and Holdings SA # *	60,000	70,194
Hungary: 1.3%
OTP Bank Nyrt # *	2,000	72,556
India: 12.7%
Cholamandalam Investment and Finance Co. Ltd. #	10,000	93,931
HDFC Bank Ltd. #	11,000	211,807
	Number of Shares	Value
India (continued)
Reliance Industries Ltd. #	12,000	$415,247
		720,985
Indonesia: 1.6%
Bank Rakyat Indonesia Persero Tbk PT #	280,000	90,436
Kazakhstan: 2.9%
Kaspi.kz JSC (USD) (GDR)	3,300	165,330
Philippines: 3.1%
International Container Terminal Services, Inc. #	41,000	177,615
Poland: 1.1%
InPost SA (EUR) # *	10,000	63,448
South Africa: 1.2%
Bid Corp. Ltd. #	3,000	65,381
South Korea: 6.8%
LG Chem Ltd. #	520	227,223
NAVER Corp. #	570	158,420
		385,643
Taiwan: 9.8%
MediaTek, Inc. #	6,000	186,723
Taiwan Semiconductor Manufacturing Co. Ltd. #	18,000	369,243
		555,966
Turkey: 1.9%
KOC Holding AS	40,000	108,126
United Kingdom: 1.9%
ReNew Energy Global Plc (USD) *	13,000	106,860
Total Common Stocks (Cost: $5,739,932)		5,436,733

PREFERRED SECURITIES: 4.0%
Brazil: 0.4%
Raizen SA, *	15,000	22,148
South Korea: 3.6%
Samsung Electronics Co. Ltd., #	4,000	207,262
Total Preferred Securities (Cost: $243,351)		229,410

MONEY MARKET FUND: 0.8% (Cost: $44,955)
Invesco Treasury Portfolio - Institutional Class	44,955	44,955

Total Investments: 100.5% (Cost: $6,028,238)		5,711,098
Liabilities in excess of other assets: (0.5)%		(27,239)
NET ASSETS: 100.0%		$5,683,859

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VANECK EMERGING MARKETS LEADERS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:
EUR	Euro
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $159,538.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,648,209 which represents 81.8% of net assets.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $643,737, or 11.3% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	6.6%	$377,303
Consumer Discretionary	8.2	469,948
Consumer Staples	1.1	65,381
Energy	7.7	437,396
Financials	12.8	735,152
Health Care	10.8	611,799
Industrials	16.2	923,905
Information Technology	22.9	1,310,737
Materials	9.5	541,824
Real Estate	1.5	85,838
Utilities	1.9	106,860
Money Market Fund	0.8	44,955
	100.0%	$5,711,098
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